FIDELITY


(REGISTERED TRADEMARK)
MORTGAGE SECURITIES
FUND
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   14   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  18   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 6   PAST 1   PAST 5   PAST 10
                                  MONTHS   YEAR     YEARS    YEARS

Fidelity Mortgage Securities      5.10%    5.23%    43.11%   119.78%

Salomon Brothers Mortgage Index   5.52%    5.45%    42.01%   131.63%

U.S. Mortgage Funds Average       4.92%    3.76%    33.90%   102.06%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Mortgage Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. To measure how the fund's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of 60 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Fidelity Mortgage Securities      5.23%    7.43%    8.19%

Salomon Brothers Mortgage Index   5.45%    7.27%    8.76%

U.S. Mortgage Funds Average       3.76%    6.00%    7.27%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970131 19970210 135300 S00000000000001
             Mortgage Securities         SB Mortgage
             00040                       SB005
  1987/01/31      10000.00                    10000.00
  1987/02/28      10067.63                    10091.82
  1987/03/31      10052.75                    10076.83
  1987/04/30       9781.96                     9780.02
  1987/05/31       9758.86                     9748.91
  1987/06/30       9908.54                     9913.81
  1987/07/31       9923.33                     9951.28
  1987/08/31       9891.57                     9906.31
  1987/09/30       9641.87                     9678.46
  1987/10/31       9927.58                     9995.88
  1987/11/30      10022.26                    10136.79
  1987/12/31      10149.06                    10254.83
  1988/01/31      10490.38                    10652.83
  1988/02/29      10603.50                    10780.62
  1988/03/31      10540.66                    10700.79
  1988/04/30      10475.43                    10634.09
  1988/05/31      10431.86                    10610.85
  1988/06/30      10640.63                    10877.68
  1988/07/31      10615.35                    10844.33
  1988/08/31      10628.83                    10867.19
  1988/09/30      10842.60                    11125.77
  1988/10/31      11045.80                    11379.10
  1988/11/30      10899.75                    11215.71
  1988/12/31      10830.79                    11157.62
  1989/01/31      11027.31                    11367.49
  1989/02/28      10968.92                    11281.29
  1989/03/31      10990.59                    11284.29
  1989/04/30      11193.47                    11483.29
  1989/05/31      11458.40                    11860.29
  1989/06/30      11735.70                    12161.97
  1989/07/31      11945.83                    12450.53
  1989/08/31      11819.66                    12266.90
  1989/09/30      11871.26                    12352.35
  1989/10/31      12106.72                    12640.91
  1989/11/30      12223.38                    12777.69
  1989/12/31      12307.63                    12848.90
  1990/01/31      12194.25                    12755.96
  1990/02/28      12275.48                    12807.68
  1990/03/31      12285.12                    12859.77
  1990/04/30      12178.86                    12740.22
  1990/05/31      12532.92                    13127.72
  1990/06/30      12714.61                    13344.70
  1990/07/31      12899.39                    13571.43
  1990/08/31      12865.27                    13459.75
  1990/09/30      12933.95                    13568.81
  1990/10/31      13066.45                    13711.21
  1990/11/30      13352.36                    14017.01
  1990/12/31      13582.68                    14248.24
  1991/01/31      13723.63                    14456.23
  1991/02/28      13811.49                    14548.04
  1991/03/31      13904.39                    14654.10
  1991/04/30      14054.90                    14807.00
  1991/05/31      14127.97                    14935.17
  1991/06/30      14163.30                    14951.28
  1991/07/31      14366.74                    15203.87
  1991/08/31      14641.28                    15482.69
  1991/09/30      14869.85                    15780.24
  1991/10/31      15045.62                    16024.21
  1991/11/30      15137.60                    16134.01
  1991/12/31      15431.66                    16478.04
  1992/01/31      15357.43                    16310.52
  1992/02/29      15510.24                    16463.80
  1992/03/31      15403.05                    16391.10
  1992/04/30      15547.46                    16541.00
  1992/05/31      15804.07                    16847.92
  1992/06/30      15971.52                    17053.67
  1992/07/31      15944.11                    17189.70
  1992/08/31      16047.24                    17421.30
  1992/09/30      16147.99                    17556.21
  1992/10/31      15987.41                    17408.56
  1992/11/30      16064.68                    17480.51
  1992/12/31      16273.15                    17693.37
  1993/01/31      16421.62                    17936.97
  1993/02/28      16562.27                    18102.61
  1993/03/31      16670.42                    18210.91
  1993/04/30      16786.80                    18333.83
  1993/05/31      16836.51                    18417.78
  1993/06/30      17041.90                    18596.91
  1993/07/31      17135.57                    18674.11
  1993/08/31      17167.48                    18750.94
  1993/09/30      17204.98                    18767.05
  1993/10/31      17235.59                    18830.01
  1993/11/30      17199.56                    18796.66
  1993/12/31      17365.57                    18937.94
  1994/01/31      17525.49                    19128.32
  1994/02/28      17433.07                    19008.77
  1994/03/31      17235.51                    18539.95
  1994/04/30      17160.00                    18423.03
  1994/05/31      17306.08                    18485.23
  1994/06/30      17394.66                    18439.51
  1994/07/31      17672.73                    18799.28
  1994/08/31      17751.91                    18837.88
  1994/09/30      17559.49                    18585.67
  1994/10/31      17595.15                    18580.80
  1994/11/30      17577.60                    18514.09
  1994/12/31      17702.74                    18667.37
  1995/01/31      18037.43                    19085.22
  1995/02/28      18441.24                    19571.65
  1995/03/31      18519.50                    19651.48
  1995/04/30      18811.47                    19914.93
  1995/05/31      19403.36                    20560.26
  1995/06/30      19551.38                    20669.31
  1995/07/31      19595.79                    20710.54
  1995/08/31      19837.59                    20900.54
  1995/09/30      20042.65                    21087.54
  1995/10/31      20265.61                    21281.67
  1995/11/30      20489.99                    21531.25
  1995/12/31      20715.73                    21797.71
  1996/01/31      20885.33                    21964.85
  1996/02/29      20752.25                    21790.59
  1996/03/31      20676.97                    21716.76
  1996/04/30      20633.87                    21616.32
  1996/05/31      20553.97                    21588.22
  1996/06/30      20837.63                    21863.66
  1996/07/31      20912.04                    21950.61
  1996/08/31      20907.42                    21954.35
  1996/09/30      21238.31                    22323.49
  1996/10/31      21631.29                    22757.08
  1996/11/30      21965.48                    23070.38
  1996/12/31      21841.62                    22968.45
  1997/01/31      21978.32                    23163.32
IMATRL PRASUN   SHR__CHT 19970131 19970210 135305 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Securities Fund on January 31, 1987. As the chart shows, by January 31, 1997, the value of the investment would have grown to $21,978 - a 119.78% increase on the initial investment. For comparison, look at how the Salomon Brothers Mortgage Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,163 - a 131.63% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                  SIX MONTHS       YEARS ENDED JULY 31,
                  ENDED JANUARY
                  31,

                  1997             1996                   1995   1994   1993   1992



Dividend return                     3.31%   6.81%    7.46%    5.52%    6.73%   7.64%

Capital appreciation return         1.79%   -0.09%    3.42%   -2.39%   0.74%    3.34%

Total return                        5.10%   6.72%    10.88%   3.13%    7.47%   10.98%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JANUARY 31, 1997    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.79(cents)   34.76(cents)   69.87(cents)

Annualized dividend rate          6.30%         6.37%          6.45%

30-day annualized yield           6.60%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.82 over the past month, $10.82 over the past six months and $10.83 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Kevin Grant, Portfolio Manager of Fidelity Mortgage Securities Fund
Q. KEVIN, HOW DID THE FUND PERFORM?
A. For the six months that ended January 31, 1997, the fund provided a return of 5.10%. This compares favorably to the 4.92% return of the U.S. mortgage funds average, as tracked by Lipper Analytical Services. To get a sense of how the fund performed relative to the marketplace in which it invests, the Salomon Brothers Mortgage Index returned 5.52% for the six months that ended January 31, 1997. For the 12-month period that ended January 31, 1997, the fund had a return of 5.23%, while the Lipper group and Salomon Brothers index had returns of 3.76% and 5.45%, respectively.
Q. WHAT FORCES WITHIN THE MORTGAGE MARKET INFLUENCED THE FUND'S OVERALL PERFORMANCE?
A. There were three primary elements at work - two that helped the fund and one that hurt its performance. First, the fund's commercial mortgage-backed securities - bonds issued and backed by office buildings, shopping malls and multi-housing structures - worked out very well. When I originally bought them, they offered very high yields relative to their corresponding risk level. The commercial mortgage-backed market has performed phenomenally well over the past two years as prices have climbed and yields have dropped. I've since sold many of these issues at a benefit to the fund. Second, I was able to take advantage of pricing inefficiencies in the seven-year balloon mortgage market. These securities led to good trading opportunities, as I bought balloons when they were inexpensive and sold many of them after their value had appreciated. While overweighted relative to the Salomon Brothers index, the fund currently holds very few seven-year balloons. On the other hand, a general development that hurt the portfolio was the benign nature of the mortgage market, particularly over the past two or three months of the period. In searching for profitable opportunities, I focus on issues that I feel have been mispriced by the market. In a low-volatility environment such as we've seen recently, those instances have dwindled.
Q. YOU MENTIONED "BALLOON" MORTGAGES. WHAT EXACTLY ARE THEY AND WHY HAVE YOU REDUCED YOUR EXPOSURE TO THEM?
A. Balloons are mortgages that are constructed with a typical 30-year amortization schedule, but differ from your standard mortgage in that the homeowner agrees to pay the outstanding balance on a specified - or balloon
- date. These securities have their own niche within the mortgage market. In the past, banks accounted for much of the demand for balloons. However, as commercial lending activity grew, balloons became less of a priority for banks. Another key feature to balloons is that they're agency-backed, so credit quality isn't typically a major concern. Why have I reduced my balloon holdings? As I mentioned above, balloons are an extremely effective trading vehicle. At times, the sector is cheap and opportunities are plentiful; other times, it can be quite expensive and I'll look to sell. Because balloons performed so admirably during the period, my feeling was that the upside potential had narrowed. I am optimistic, though, that more opportunities will come up.
Q. AS THE PERIOD CAME TO A CLOSE, WHAT WAS YOUR STRATEGY WITH RESPECT TO THE COMMERCIAL MORTGAGE-BACKED MARKET?
A. Similar to my thinking on balloons, I felt we had hit somewhat of a ceiling with commercial mortgage-backed issues. I've lightened my positions here simply because yields have collapsed a bit and valuations are a little steep. Because I felt investors weren't getting sufficiently compensated for the risks involved with commercial mortgage-backed bonds, I've sold many of the fund's holdings in this area.
Q. ONE OF THE BIGGEST CONCERNS AMONG MORTGAGE INVESTORS IS THAT OF PREPAYMENT ACTIVITY. CAN YOU EXPLAIN HOW PREPAYMENTS AFFECT THE MORTGAGE MARKET AS WELL AS THE LEVEL OF PREPAYMENT ACTIVITY DURING THE PERIOD?
A. While declining interest rates are generally favorable for the fixed-income market, they can have negative effects on mortgage securities. When rates go down, mortgage holders will naturally seek to prepay their debt, thus forcing mortgage investors to reinvest at lower rates. Fortunately, for mortgage investors like myself, interest rate levels during the period never became attractive enough for prepayments to become a trend. I'd say we'd probably need to see a 0.75% drop in rates before prepayments become a concern.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. The mortgage market has been a very efficient sector for some time now. Interest rate volatility over the past year has been in line with the long-term average. In such an environment, few mis-valuations occur in the mortgage market so I'm looking to reduce risk to the portfolio. I'd rather wait for opportunities to occur; they usually do.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NOTE TO SHAREHOLDERS:
Thomas Silvia became co-manager of the fund on February 3, 1997, after the period ended. Mr. Silvia has been a senior mortgage trader since joining Fidelity in 1993.

FUND FACTS
GOAL: high current income by
investing in mortgage
securities of all kinds
FUND NUMBER: 040
TRADING SYMBOL: FMSFX
START DATE: December 31,
1984
SIZE: as of January 31,
1997, more than $526 million
MANAGER: Kevin Grant, since
1993; manager, Fidelity
Advisor Intermediate Bond
Fund and Fidelity Advisor
World Limited Term Bond
Fund, since 1995; joined
Fidelity in 1993
(checkmark)
KEVIN GRANT DISCUSSES THE
EVOLUTION OF THE COMMERCIAL
MORTGAGE-BACKED MARKET:
"The commercial
mortgage-backed market has
historically been
misunderstood. The market
itself came into view only
three or four years ago, and
investors are still devising
effective methods for tracking
these securities. In the past, if
you owned an apartment
building, the last thing you'd
think of was going to the
public markets to borrow.
Instead, you'd have gone to a
bank or an insurance
company and engaged in
private dealings. When
insurance companies got into
some deep water by having a
glut of commercial
mortgages, the commercial
mortgage market was forced
to seek out other capital
sources. This led them to the
public markets, an altogether
different investor base with
different risks and
characteristics. At the time,
there were no analysts
following these securities and
they came to market priced
very cheap. Fidelity was one
of the first investors in
commercial mortgage-backed
bonds, back in 1992."
(solid bullet)  Effective February 28,
1997, Fidelity Mortgage
Securities Fund will be
renamed Fidelity Advisor
Mortgage Securities Fund.
This change will have no
impact on current
shareholders.
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JANUARY 31, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    6 MONTHS AGO

 Less than 5%    0.1            0.2

 5 -  5.99%      6.2            20.3

 6 -  6.99%      29.3           26.7

 7 -  7.99%      30.7           16.4

 8 -  8.99%      12.2           17.9

 9 -  9.99%      4.0            4.9

10 - 10.99%      4.4            5.6

11% and over     3.0            3.6

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    6.3    6.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    4.0    4.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 AS OF JULY 31, 1996
Mortgage-backed
securities  87.6%
CMOs and other
mortgage related
securities 2.3%
Short-term
investments 10.1%
Mortgage-backed
securities  90.9%
CMOs and other
mortgage related
securities 4.7%
Short-term
investments 4.4%
Row: 1, Col: 1, Value: 10.1
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 47.6
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 4.7
Row: 1, Col: 3, Value: 40.9
Row: 1, Col: 4, Value: 50.0
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 87.6%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.9%
5%, 7/1/10  $ 4,158,807 $ 3,839,078
5 1/2%, 7/1/01 to 5/1/03   1,992,230  1,904,433
6 1/2%, 1/1/24 to 7/1/24   4,591,711  4,412,924
7%, 5/1/99 to 7/1/01   759,270  765,441
8%, 10/1/07 to 12/1/18   886,379  915,800
8 1/2%, 11/1/03 to 1/1/20   2,683,954  2,806,460
9%, 9/1/08 to 5/1/21   10,956,665  11,663,970
10%, 1/1/09 to 12/1/18   2,803,720  3,062,583
10 1/2%, 8/1/10 to 12/1/20   3,159,215  3,442,020
11 1/2%, 4/1/12   174,811  196,504
11 3/4%, 6/1/11   70,716  79,640
12 1/4%, 6/1/14 to 7/1/15  328,573  376,228
12 1/2%, 5/1/12 to 4/1/15   1,440,667  1,668,546
12 3/4%, 6/1/05 to 3/1/15   221,016  249,439
13%, 1/1/11 to 6/1/15   2,143,409  2,523,832
  37,906,898
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 48.6%
5 1/2%, 9/1/02 to 5/1/26   29,594,841  27,976,505
6%, 4/1/00 to 5/1/26   78,333,799  74,762,288
6 1/2%, 9/1/10 to 5/1/26  80,012,947  76,635,830
7%, 2/1/24 to 2/1/27   60,429,675  59,175,348
7 1/2%, 3/1/22 to 2/1/27   10,659,778  10,691,409
8%, 1/1/07 to 9/1/07   191,566  196,510
8 1/4%, 1/1/13   165,287  171,296
8 1/2%, 11/1/03 to 11/1/18  2,304,902  2,401,498
8 3/4%, 11/1/08 to 7/1/09   312,580  326,128
9%, 1/1/08 to 2/1/13   1,188,109  1,241,976
9 1/2%, 11/1/09 to 8/1/22   5,515,390  5,988,599
11%, 12/1/02 to 8/1/10  3,156,142  3,496,622
12 1/4%, 5/1/13 to 6/1/15   791,739  904,818
12 1/2%, 2/1/13 to 3/1/16   830,341  967,657
12 3/4%, 6/1/13 to 7/1/15   432,834  500,764
13 1/2%, 9/1/13 to 12/1/14   195,369  234,538
14%, 5/1/12 to 11/1/14   64,618  78,215
  265,750,001
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 32.1%
6 1/2%, 3/15/26 to 5/15/26   4,855,954  4,628,307
7%, 10/15/22 to 5/15/26   21,642,194  21,216,741
7%, 2/15/27 (c)  1,000,000  979,840
7 1/2%, 9/15/16 to 2/15/27   64,040,798  64,270,277
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
7 1/2%, 2/15/27 (c)  $ 8,000,000 $ 8,021,280
8%, 4/15/02 to 12/15/25   19,917,326  20,463,695
8 1/2%, 8/15/16 to 1/15/27   38,130,839  39,667,344
9%, 9/15/16 to 4/15/18   236,834  252,304
9 1/2%, 9/15/17 to 7/15/22   355,442  385,108
10%, 1/15/18 to 1/15/26   13,025,911  14,319,096
10 1/2%, 11/15/97 to 6/15/04   389,769  416,321
11%, 1/15/10 to 10/15/15   382,170  430,419
11 1/2%, 10/15/10 to 7/15/18   102,379  116,817
13%, 10/15/13   136,509  162,318
13 1/2%, 7/15/11 to 10/15/14   106,281  127,537
  175,457,404
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $476,727,038)   479,114,303
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
U.S. GOVERNMENT AGENCY - 0.0%
Federal Home Loan Mortgage Corporation
sequential pay Series 1353 Class A,
5 1/2%, 11/15/04 (Cost $155,567)  166,968  165,036
COMMERCIAL MORTGAGE SECURITIES - 1.6%
CS First Boston Mortgage Securities Corp. Series 1994-M1
Class E, 12.60%, 2/15/02 (b)  4,000,000  3,990,000
Structured Asset Securities Corp. commercial Series 1992-M1
Class C, 7.05% 11/25/02  3,192,522  2,713,644
SML, Inc. Series 1994-C1 Class C, 9.20%, 9/18/99 (a)  3,280,000  2,181,200
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $8,264,115)   8,884,844
COMPLEX MORTGAGE SECURITIES - 0.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
INTEREST ONLY STRIPS - 0.7%
Federal National Mortgage Association (d):
Trust 47, 10%, 10/25/18 $ 5,227,016 $ 1,744,516
 Trust 49, 10%, 2/25/19  3,149,209  1,051,048
SML, Inc. commercial Series 1994-C1 Class S,
0.81%, 9/18/99 (d)  51,554,000  789,421
TOTAL COMPLEX MORTGAGE SECURITIES
(Cost $2,672,434)   3,584,985
CASH EQUIVALENTS - 10.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
1/31/97 due 2/3/97  $ 55,049,449  55,024,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $542,843,154)  $ 546,773,168
LEGEND
1. Restricted securities - Investment in securities not registered under the Securities Act of 1933 see Note 2 of Notes to Financial Statements. Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
SML, Inc. Series
 1994-C1 Class C,
 9.20%, 9/18/99  8/11/94 $2,132,820
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,990,000 or 0.8% of net assets.
3. Security purchased on a delayed delivery basis see Note 2 of Notes to Financial Statements.
4. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $542,965,217. Net unrealized appreciation aggregated $3,807,951, of which $7,430,957 related to appreciated investment securities and $3,623,006 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                   $ 546,773,168
agreements of $55,024,000) (cost $542,843,154) -
See accompanying schedule

Cash                                                                        421,402

Receivable for investments sold                                             63,983,191

Interest receivable                                                         2,932,773

 TOTAL ASSETS                                                               614,110,534

LIABILITIES

Payable for investments purchased                           $ 76,799,692
Regular delivery

 Delayed delivery                                            8,981,625

Payable for fund shares redeemed                             1,364,503

Distributions payable                                        517,003

Accrued management fee                                       192,734

Other payables and accrued expenses                          128,629

 TOTAL LIABILITIES                                                          87,984,186

NET ASSETS                                                                 $ 526,126,348

Net Assets consist of:

Paid in capital                                                            $ 520,274,438

Undistributed net investment income                                         392,467

Accumulated undistributed net realized gain (loss)                          1,529,429
on investments

Net unrealized appreciation (depreciation) on                               3,930,014
investments

NET ASSETS, for 48,437,590 shares outstanding                              $ 526,126,348

NET ASSET VALUE, offering price and redemption price                        $10.86
per share ($526,126,348 (divided by) 48,437,590 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 17,707,895
Interest

EXPENSES

Management fee                                             $ 1,130,799

Transfer agent fees                                         528,953

Accounting fees and expenses                                105,163

Non-interested trustees' compensation                       8,521

Custodian fees and expenses                                 41,902

Registration fees                                           24,867

Audit                                                       16,055

Legal                                                       6,258

Miscellaneous                                               3,151

 Total expenses before reductions                           1,865,669

 Expense reductions                                         (4,565)       1,861,104

NET INVESTMENT INCOME                                                     15,846,791

REALIZED AND UNREALIZED GAIN (LOSS)                                       2,063,818
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   7,638,296
investment securities

NET GAIN (LOSS)                                                           9,702,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 25,548,905
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS        YEAR ENDED
                                                          ENDED             JULY 31,
                                                          JANUARY 31,1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 15,846,791      $ 31,763,051
Net investment income

 Net realized gain (loss)                                  2,063,818         8,694,701

 Change in net unrealized appreciation (depreciation)      7,638,296         (11,251,245)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           25,548,905        29,206,507
FROM OPERATIONS

Distributions to shareholders                              (16,376,999)      (31,178,449)
From net investment income

 From net realized gain                                    (5,039,553)       (4,055,960)

 TOTAL DISTRIBUTIONS                                       (21,416,552)      (35,234,409)

Share transactions                                         113,479,574       268,954,246
Net proceeds from sales of shares

 Reinvestment of distributions                             17,211,815        28,910,230

 Cost of shares redeemed                                   (96,859,701)      (219,915,312)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           33,831,688        77,949,164
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  37,964,041        71,921,262

NET ASSETS

 Beginning of period                                       488,162,307       416,241,045

 End of period (including undistributed net investment    $ 526,126,348     $ 488,162,307
income of $392,467 and $922,675, respectively)

OTHER INFORMATION
Shares

 Sold                                                      10,485,350        24,584,693

 Issued in reinvestment of distributions                   1,597,709         2,644,498

 Redeemed                                                  (8,948,148)       (20,139,279)

 Net increase (decrease)                                   3,134,911         7,089,912


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED JULY 31,
      JANUARY 31, 1997

      (UNAUDITED)         1996                   1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 10.780    $ 10.890    $ 10.580    $ 10.910    $ 10.830    $ 10.480
beginning of period

Income from                     .335        .729        .772        .570        .788        .808
Investment
Operations
Net investment
 income

 Net realized and               .203        (.015)      .325        (.242)      (.007)      .313
 unrealized gain
(loss)

 Total from investment          .538        .714        1.097       .328        .781        1.121
 operations

Less Distributions              (.348)      (.724)      (.737)      (.588)      (.701)      (.771)
From net investment
income

 From net                       (.110)      (.100)      -           (.040)      -           -
 realized gain

 In excess of net               -           -           (.050)      (.030)      -           -
 realized gain

 Total distributions            (.458)      (.824)      (.787)      (.658)      (.701)      (.771)

Net asset value, end           $ 10.860    $ 10.780    $ 10.890    $ 10.580    $ 10.910    $ 10.830
of period

TOTAL RETURN B, C               5.10%       6.72%       10.88%      3.13%       7.47%       10.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 526,126   $ 488,162   $ 416,241   $ 365,801   $ 419,467   $ 441,115
period (000 omitted)

Ratio of expenses to            .73% A      .74%        .77%        .79%        .76%        .80%
average net assets

Ratio of expenses to            .72% A,     .73%        .77%        .79%        .76%        .80%
average net assets              E          E
after expense
reductions

Ratio of net investment         6.16% A     6.75%       7.37%       6.73%       7.18%       7.57%
income to average
net assets

Portfolio turnover rate         100% A      221%        329%        563%        278%        146%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Mortgage Securities Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 14, 1996, the Board of Trustees approved the transfer of the fund to the Fidelity Advisor product line. The Board also approved the creation of Class T, Class B and Institutional Class shares. On May 8, 1996, the Board approved the creation of Class A shares. On or about March 3, 1997, shares of the fund will be available only to existing shareholders. At that time, the fund will be renamed to Fidelity Advisor Mortgage Securities Fund, and the offering of the new classes will commence. Class A shares are subject to an annual distribution and service fee of 0.15% of the class' average net assets and a front-end sales charge up to 4.25%. Class T shares are subject to an annual distribution and service fee of 0.25% of the class' average net assets and a front-end sales charge up to 3.50%. Class B shares are subject to an annual distribution and service fee of 0.90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a contingent deferred sales charge levied on Class B share redemptions. This charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest foregone in the purchase of a delayed delivery
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,181,200 or 0.4% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $264,112,448 and $245,151,475, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $4,565 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
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950 Northgate Drive
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1400 Civic Drive
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6300 Canoga Avenue
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COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
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4400 N. Federal Highway
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90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL
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1907 West State Road 434
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Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Kevin Grant, Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan Ginnie Mae
(registered trademark)
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(REGISTERED TRADEMARK)


(REGISTERED TRADEMARK)
LIMITED MATURITY GOVERNMENT
FUND
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   17   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  21   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. If Fidelity had not reimbursed certain fund expenses, the fund's past one year, past five year, and life of fund total returns would have been lower. You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997         PAST 6   PAST 1   PAST 5   LIFE OF
                                       MONTHS   YEAR     YEARS    FUND

Spartan Limited Maturity Government    4.22%    3.63%    33.39%   85.15%

Salomon Brothers Treasury/Agency       4.20%    3.62%    37.22%   97.94%
 1-10 Year Index

Short-Intermediate U.S.                3.76%    3.22%    32.09%   n/a
 Government Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on May 2, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency 1-10 Year Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of 98 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997        PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

Spartan Limited Maturity Government   3.63%    5.93%    7.29%

Salomon Brothers Treasury/Agency      3.62%    6.53%    8.11%
 1-10 Year Index

Short-Intermediate U.S.               3.22%    5.72%    n/a
 Government Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970304 093556 S00000000000001
             Spartan Ltd Mat Govt.       SB Treas/Agency 1-10year
             00452                       SB026
  1988/05/02      10000.00                    10000.00
  1988/05/31       9990.13                     9965.51
  1988/06/30      10079.97                    10118.81
  1988/07/31      10083.32                    10092.37
  1988/08/31      10105.76                    10103.48
  1988/09/30      10214.30                    10273.66
  1988/10/31      10313.76                    10415.85
  1988/11/30      10309.73                    10330.77
  1988/12/31      10348.70                    10337.28
  1989/01/31      10431.71                    10445.36
  1989/02/28      10435.74                    10404.35
  1989/03/31      10489.27                    10453.80
  1989/04/30      10627.69                    10637.38
  1989/05/31      10777.41                    10860.83
  1989/06/30      10969.63                    11141.39
  1989/07/31      11106.16                    11365.99
  1989/08/31      11039.00                    11210.00
  1989/09/30      11095.21                    11267.49
  1989/10/31      11271.08                    11501.67
  1989/11/30      11362.10                    11614.73
  1989/12/31      11420.05                    11646.16
  1990/01/31      11405.95                    11577.17
  1990/02/28      11469.04                    11611.28
  1990/03/31      11495.98                    11633.51
  1990/04/30      11512.96                    11599.79
  1990/05/31      11685.71                    11840.48
  1990/06/30      11797.40                    11997.62
  1990/07/31      11937.68                    12170.86
  1990/08/31      11986.24                    12120.27
  1990/09/30      12082.11                    12238.32
  1990/10/31      12207.30                    12406.96
  1990/11/30      12350.35                    12589.02
  1990/12/31      12463.07                    12767.24
  1991/01/31      12602.08                    12896.40
  1991/02/28      12700.34                    12958.49
  1991/03/31      12805.04                    13037.45
  1991/04/30      12915.28                    13179.26
  1991/05/31      12982.04                    13249.40
  1991/06/30      13033.49                    13267.03
  1991/07/31      13182.71                    13418.80
  1991/08/31      13346.60                    13662.18
  1991/09/30      13482.12                    13901.73
  1991/10/31      13650.65                    14048.91
  1991/11/30      13700.23                    14217.93
  1991/12/31      13947.54                    14565.56
  1992/01/31      13879.87                    14425.66
  1992/02/29      13962.10                    14472.81
  1992/03/31      13945.35                    14413.02
  1992/04/30      14048.93                    14551.38
  1992/05/31      14189.32                    14756.43
  1992/06/30      14298.97                    14971.06
  1992/07/31      14340.23                    15252.77
  1992/08/31      14512.80                    15421.79
  1992/09/30      14612.81                    15632.59
  1992/10/31      14552.83                    15441.72
  1992/11/30      14620.19                    15375.03
  1992/12/31      14751.52                    15576.64
  1993/01/31      14878.13                    15876.74
  1993/02/28      15041.48                    16099.42
  1993/03/31      15120.74                    16156.91
  1993/04/30      15218.58                    16293.36
  1993/05/31      15268.81                    16242.00
  1993/06/30      15428.96                    16480.01
  1993/07/31      15481.41                    16512.97
  1993/08/31      15597.26                    16758.27
  1993/09/30      15650.84                    16832.24
  1993/10/31      15686.61                    16858.30
  1993/11/30      15582.61                    16777.43
  1993/12/31      15698.38                    16851.40
  1994/01/31      15861.79                    17018.13
  1994/02/28      15712.86                    16791.61
  1994/03/31      15511.05                    16540.19
  1994/04/30      15435.64                    16436.32
  1994/05/31      15419.66                    16453.18
  1994/06/30      15414.24                    16459.70
  1994/07/31      15570.05                    16665.52
  1994/08/31      15615.97                    16714.19
  1994/09/30      15582.15                    16578.13
  1994/10/31      15600.45                    16581.58
  1994/11/30      15564.56                    16501.48
  1994/12/31      15549.34                    16561.65
  1995/01/31      15784.29                    16841.82
  1995/02/28      16013.53                    17156.49
  1995/03/31      16089.74                    17250.01
  1995/04/30      16279.76                    17445.86
  1995/05/31      16701.40                    17937.22
  1995/06/30      16803.11                    18052.20
  1995/07/31      16839.90                    18065.23
  1995/08/31      16981.68                    18208.96
  1995/09/30      17105.89                    18322.79
  1995/10/31      17337.35                    18526.31
  1995/11/30      17533.23                    18758.96
  1995/12/31      17715.52                    18940.25
  1996/01/31      17866.14                    19102.37
  1996/02/29      17693.11                    18913.04
  1996/03/31      17594.61                    18818.75
  1996/04/30      17544.80                    18748.61
  1996/05/31      17534.84                    18752.83
  1996/06/30      17703.75                    18940.63
  1996/07/31      17764.83                    18996.59
  1996/08/31      17786.88                    19021.50
  1996/09/30      18013.85                    19265.65
  1996/10/31      18318.65                    19587.21
  1996/11/30      18550.17                    19813.35
  1996/12/31      18448.58                    19711.01
  1997/01/31      18515.85                    19794.18
IMATRL PRASUN   SHR__CHT 19970131 19970304 093559 R00000000000108

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Limited Maturity Government Fund on May 2, 1988, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $18,516 - an 85.16% increase on the initial investment. This assumes the fund is still owned on January 31, 1997, and therefore does not include the effect of the $5 account closeout fee on an average sized account. For comparison, look at how the Salomon Brothers Treasury/Agency 1-10 Year Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,794 - a 97.94% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            SIX        YEARS ENDED JULY 31,
            MONTHS
            ENDED
            JANUARY
            31,

            1997       1996                    1995   1994   1993   1992

Dividend return         3.51%   6.61%    6.60%   5.22%    6.18%   6.98%

Capital appreciation    0.71%   -1.13%   1.55%   -4.66%   1.77%    1.79%
 return

Total return            4.22%   5.48%    8.15%   0.56%    7.95%   8.77%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account. DIVIDENDS AND YIELD
PERIODS ENDED JANUARY 31, 1997    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.55(cents)   33.36(cents)   65.45(cents)

Annualized dividend rate          6.74%         6.80%          6.73%

30-day annualized yield           6.35%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.70 over the past month, $9.73 over the past six months and $9.73 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Curt Hollingsworth, Portfolio Manager of Spartan Limited Maturity Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period ending January 31, 1997, the fund had a total return of 4.22%, while the short-intermediate U.S. government funds average, as tracked by Lipper Analytical Services, returned 3.76%. Additionally, the Salomon Brothers Treasury/Agency 1-10 Year Index returned 4.20% over the same time frame. For the 12-month period ending January 31, 1997, the fund had a total return of 3.63%, while the short-intermediate U.S. government funds average returned 3.22% and the fund's benchmark index returned 3.62%.
Q. WHAT IS MEANT BY TOTAL RETURN?
A. Total return is simply the "total" amount of return to the fund's shareholders, and reflects a sum of income and changes in share price. Interest income is the main source of return for a bond fund over the long term. However, over the shorter term, changes in a bond fund's share price can play a significant role. Fortunately, total return is easy to explain using a "dollars in, dollars out" example. If someone invested $100 in this fund six months ago and reinvested the dividends and capital gains, the investment would have been worth $104.22 as of January 31, 1997. That is what is meant by a total return of 4.22%.
Q. WHAT WAS YOUR STRATEGY OVER THE PAST SIX MONTHS?
A. I chose to significantly underweight the fund in lower-yielding Treasuries and overweight higher-yielding agencies and mortgage-related securities relative to the index. The index is composed of 90% U.S. Treasuries, 10% federal agencies and no mortgage-backed securities. At the end of the period, Treasury securities accounted for about 17% of the fund's investments, federal agency securities were 53% and mortgage-related securities were about 29%.
Q. WHICH AGENCY SECURITIES WERE ATTRACTIVE?
A. I focused on agency bonds that are non-callable - meaning the issuer does not have the option of redeeming the bond prior to maturity. Thus, the fund won't be faced with having to invest cash if a bond is called in what may be an unfavorable interest rate environment. I also emphasized higher-quality agency securities, those directly or indirectly backed by the full faith and credit of the U.S. government. These high-quality securities offered higher yields than comparable Treasuries, and as such, helped the fund's performance.
Q. SPEAKING OF YIELDS, MORTGAGE-RELATED SECURITIES GENERALLY OFFERED THREE TIMES MORE YIELD THAN AGENCY SECURITIES. GIVEN THEIR YIELD ADVANTAGE OVER AGENCY SECURITIES, WHY DIDN'T YOU HAVE MORE INVESTED IN MORTGAGE-RELATED SECURITIES?
A. I chose to invest more in agency securities primarily because they offer more consistent results than mortgage securities. Mortgage-related securities are subject to prepayment risk, meaning the risk that mortgage holders will prepay their debt. If interest rates fall, mortgage investors may be forced to reinvest at lower rates. I chose to own mortgage bonds with very low coupons and very high coupons, both of which are less likely to be subject to prepayment uncertainty.
Q. WHAT TYPES OF TREASURIES DID YOU CHOOSE?
A. Relative to the fund's benchmark, I underweighted current Treasury issues and overweighted Treasuries issued some time ago. Here's why:
Newly-issued Treasuries have a "liquidity premium" imbedded in their prices when they are first issued. The liquidity premium signifies that investors are willing to pay more for newly-issued Treasuries because they are easily traded. However, that liquidity premium disappears over time as newer Treasuries are subsequently issued and I felt that older Treasuries offered a better value.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. It's difficult to pinpoint any individual holdings as being detriments to the fund's performance. However, the fact that yield spreads - which measure the difference in yields between bonds of various credit quality - compressed, made it difficult to find attractive additions for the fund. Yield spreads are near historically tight levels and, as a result, it was a frustrating period for finding higher-yield opportunities.
Q. GIVEN THAT YIELD SPREADS ARE TIGHT, WHAT WILL YOUR STRATEGY BE OVER THE NEXT SIX MONTHS OR SO?
A. As long as yield spreads remain tight, it probably will be difficult to find attractive securities that offer significantly higher yields. My plan is to avoid pressing. I will be patient and wait for opportunities to develop, rather than buying securities with attractive yields that may not make sense on a risk/return basis just because of their attractive yields. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
with preservation of capital
by investing mainly in U.S.
government and agency
securities while maintaining
an average maturity of 10
years or less
FUND NUMBER: 452
TRADING SYMBOL: FSTGX
START DATE: May 2, 1988
SIZE: as of January 31,
1997, more than $705 million
MANAGER: Curt
Hollingsworth, since 1988;
manager, Fidelity Ginnie
Mae Fund, since February
1997; Spartan
Short-Intermediate
Government Fund, since
1992; Fidelity
Short-Intermediate
Government Fund, since
1991; joined Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON
SECURITY SELECTION:
"In managing the fund, I try
to buy the most attractive
individual bonds in each of
three market sectors:
agencies, mortgage-related
and Treasuries. As an
example, I chose two
particular issues within the
agency sector. The first were
`amortizing notes,' which
make regular principal
payments, are non-callable -
meaning the issuer does not
have the option of redeeming
the bond prior to maturity -
and are indirectly backed by
the full faith and credit of the
U.S. government. These
securities not only served to
reduce the portfolio's call risk
but also offered more
attractive yields than
comparable Treasuries.
Second, the fund also
benefited from its holdings
in the high-yielding Agency for
International
Development/Israel bonds."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JANUARY 31, 1997
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS    6 MONTHS AGO

 under 4%       2.1            0.0

 4 -  4.99%     8.2            7.4

 5 -  5.99%     6.5            6.5

 6 -  6.99%     19.9           17.4

 7 -  7.99%     8.2            10.0

 8 -  8.99%     20.6           24.4

 9 -  9.99%     11.1           13.3

10 - 10.99%     6.9            5.5

11 - 11.99%     4.7            4.7

12 - 12.99%     8.6            5.5

13% and over    1.5            2.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
CASH EQUIVALENTS.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    5.1    4.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    3.1    3.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 AS OF JULY 31, 1996
Mortgage-backed
securities 28.7%
U.S. government
and government
agency obligations 69.5%
Collateralized
mortgage obligations
(CMOs) 0.1%
Short-term
investments  1.7%
Mortgage-backed
securities 29.5%
U.S. government
and government
agency obligations 66.8%
Collateralized
mortgage obligations
(CMOs)  0.4%
Short-term
investments  3.3%
Row: 1, Col: 1, Value: 2.7
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 67.0
Row: 1, Col: 4, Value: 28.3
Row: 1, Col: 1, Value: 3.3
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 65.7
Row: 1, Col: 4, Value: 29.0
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 69.5%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
U.S. TREASURY OBLIGATIONS - 16.5%
8 3/4%, 10/15/97 $ 30,000,000 $ 30,651,600
6 1/8%, 3/31/98  9,330,000  9,370,772
9 1/4%, 8/15/98  20,790,000  21,816,402
8 7/8%, 2/15/99  10,600,000  11,186,286
6 7/8%, 3/31/00  3,890,000  3,973,285
10 3/4%, 5/15/03  9,834,000  12,026,695
12 3/8%, 5/15/04  19,415,000  26,012,994
TOTAL U.S. TREASURY OBLIGATIONS   115,038,034
U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.0%
Farm Credit System Financial Assistance Corporation
9.45%, 11/21/03 (callable)  1,000,000  1,052,452
Federal Agricultural Mortgage Corporation:
6.92%, 2/10/01  1,400,000  1,426,026
 7.04%, 8/10/05  1,000,000  1,015,000
Federal Farm Credit Bank 9.15%, 2/14/05  500,000  572,345
Federal Home Loan Bank:
 6.17%, 10/17/01  2,000,000  1,977,180
 6.37%, 6/30/03  1,060,000  1,048,573
 5 3/4%, 11/10/03  550,000  525,080
 5.77%, 2/3/04  3,240,000  3,073,950
 9 1/2%, 2/25/04  220,000  255,372
 6 3/4%, 4/5/04  870,000  872,854
 7.87%, 10/20/04  1,280,000  1,366,400
 8.09%, 12/28/04  3,220,000  3,486,165
 7.59%, 3/10/05  1,940,000  2,043,053
 6.45%, 6/8/05  6,000,000  5,890,320
 6.34%, 6/13/05  3,500,000  3,407,565
Federal Home Loan Mortgage Corporation:
7 1/4%, 4/28/04  12,000,000  12,397,440
 8%, 1/26/05  970,000  1,043,507
 8.115%, 1/31/05  7,350,000  7,958,654
Federal National Mortgage Association:
7.49%, 3/02/05  5,480,000  5,730,874
 6.85%, 8/22/05  1,000,000  1,006,720
 6.82%, 8/23/05  5,875,000  5,884,165
 6.40%, 9/27/05  2,650,000  2,587,063
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Financing Corporation:
0%, 6/6/04 $ 8,575,000 $ 5,276,455
 0%, 9/26/04  4,472,000  2,692,681
Government Trust Certificates:
(assets of Trust guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class T-2 9 5/8%, 5/15/02  6,564,882  7,014,445
  Class 1-C 9 1/4%, 11/15/01  4,543,290  4,850,280
  Class 2-E 9.40%, 5/15/02  13,525,262  14,466,620
 (assets of Trust guaranteed by U.S. Government through
 Export-Import Bank) Series 1995-A, 6.28%, 6/15/04  10,767,353  10,662,802
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04  1,691,911  1,618,313
  Series 1993-D, 5.23%, 5/15/05  1,251,489  1,194,390
  Series 1994-A, 7.12%, 4/15/06  6,353,053  6,488,055
  Series 1994-C, 6.61%, 9/15/99  392,359  395,495
  Series 1994-F, 8.187%, 12/15/04  31,601,907  33,288,438
  Series 1996-A, 6.55%, 6/15/04  2,205,881  2,219,602
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
  Series 1992-A, 7.02%, 9/1/04  2,908,000  2,974,169
  Series 1993-A, 4.86%, 4/1/98  2,985,000  2,972,642
  Series 1994-A, 7.39%, 6/26/06  3,963,875  4,088,491
  Series 1994-B, 7 1/2%, 1/26/06  926,161  959,608
Israel Export Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank)
Series 1994-1, 6.88%, 1/26/03  1,270,588  1,285,873
Overseas Private Investment Corp. (U.S. Government
guaranteed participation certificate) Series 1994-195,
6.08%, 8/15/04 (callable)  7,220,000  7,073,867
Overseas Private Investment Corp. 6.726%, 9/15/10  4,000,000  3,957,280
Private Export Funding Corp. secured:
7.30%, 1/31/02  3,570,000  3,685,311
 5.65%, 3/15/03  2,684,500  2,635,052
 5.48%, 9/15/03  3,384,500  3,294,642
 5.80%, 2/1/04  1,145,000  1,112,058
 6.86%, 4/30/04  2,524,000  2,557,388
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government through Agency for International Development):
  7 3/4%, 4/1/98 $ 1,054,086 $ 1,068,158
  4 7/8%, 9/15/98  55,030,000  54,096,691
  7 1/8%, 8/15/99  3,247,000  3,319,210
  7 3/4%, 11/15/99  7,584,000  7,871,130
   0%, 11/15/00  8,165,000  6,442,185
  6 3/8%, 8/15/01  21,560,000  21,533,050
  8%, 11/15/01  15,680,000  16,665,331
  6 1/4%, 8/15/02  6,492,000  6,415,570
  6 1/8%, 3/15/03  2,437,000  2,379,219
  6 5/8%, 8/15/03  4,210,000  4,223,725
  5 5/8%, 9/15/03  11,550,000  10,987,746
  6 5/8%, 2/15/04  1,460,000  1,450,218
  7 5/8%, 8/15/04  1,320,000  1,380,189
  5.89%, 8/15/05  9,430,000  8,897,554
  8 1/2%, 4/1/06  11,490,000  12,486,413
Student Loan Marketing Association 8.41%, 12/16/02  2,000,000  2,167,320
U.S. Trade Trust 8.17%, 1/15/07  7,375,000  7,893,389
U.S. Housing & Urban Development:
6.59%, 8/1/00  1,340,000  1,350,144
 6.98%, 8/1/05  8,000,000  8,086,880
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   370,098,837
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $480,931,853)   485,136,871
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 28.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.0%
6 1/2%, 5/1/08  3,358,071  3,320,997
7%, 6/1/01 to 8/1/01  2,594,011  2,615,072
7 1/2%, 4/1/97 to 1/1/98  436,137  441,659
8 1/2%, 5/1/10 to 1/1/22  6,833,829  7,144,555
9%, 11/1/09 to 11/1/16  2,002,820  2,108,818
9 1/2%, 7/1/16 to 8/1/21  10,500,379  11,381,282
10%, 12/1/00 to 2/1/23  17,813,703  19,461,932
10 1/2%, 9/1/09 to 5/1/21  11,621,554  12,832,422
10 3/4%, 7/1/13  177,036  195,069
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - CONTINUED
11%, 8/1/00 to 9/1/20 $ 1,295,853 $ 1,440,354
11 1/4%, 2/1/10 to 10/1/14  1,392,208  1,543,997
11 1/2%, 10/1/15 to 8/1/19  741,320  837,033
11 3/4%, 1/1/10 to 10/1/15  345,127  385,309
12%, 1/1/00 to 11/1/19  3,147,740  3,582,849
12 1/4%, 7/1/10 to 6/1/15  1,511,401  1,724,970
12 1/2%, 10/1/09 to 6/1/19  15,255,564  17,643,902
12 3/4%, 2/1/10 to 8/1/11  233,441  267,790
13%, 9/1/10 to 5/1/17  2,294,140  2,695,476
13 1/4%, 11/1/10 to 12/1/14  223,012  256,950
13 1/2%, 11/1/10 to 12/1/13  492,674  583,237
13 3/4%, 10/1/14 . 32,175  36,944
14%, 11/1/12 to 4/1/16  141,617  169,041
14 1/2%, 12/1/10 to 9/1/12  113,869  135,965
14 3/4%, 3/1/10  39,995  47,757
16 1/4%, 7/1/11  8,132  9,759
  90,863,139
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.4%
5 1/2%, 1/1/09 to 2/1/09  11,907,003  11,292,959
6%, 10/1/08 to 12/1/08  24,995,049  24,295,938
8%, 10/1/00  23,567  24,239
8 1/4%, 12/1/01  5,491,647  5,826,427
8 1/2%, 9/1/07 to 12/1/22  2,415,090  2,527,406
9%, 11/1/97 to 2/1/13  1,433,221  1,510,727
10%, 1/1/20  243,001  265,629
10 1/4%, 10/1/09 to 10/1/18  669,504  733,047
11%, 9/1/10 to 1/1/16  7,260,707  8,100,767
11 1/4%, 11/1/10 to 1/1/16  1,682,327  1,877,223
11 1/2%, 9/1/11 to 12/1/15  2,805,523  3,175,269
11 3/4%, 7/1/13 to 4/1/14  158,770  179,748
12 1/4%, 4/1/09 to 6/1/15  1,589,544  1,821,799
12 1/2%, 9/1/07 to 5/1/21  4,463,796  5,204,640
12 3/4%, 10/1/11 to 1/1/15  1,675,509  1,953,068
13%, 2/1/13 to 7/1/15  1,798,920  2,111,874
13 1/4%, 9/1/11 to 9/1/13  780,678  921,522
13 1/2%, 5/1/11 to 12/1/14  52,236  62,546
14%, 6/1/11 to 12/1/14  161,499  191,656
14 1/2%, 7/1/14  19,708  23,871
15%, 4/1/12  28,824  34,913
  72,135,268
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.3%
8%, 9/15/06 to 11/15/07 $ 1,204,632 $ 1,255,512
8 1/2%, 4/15/16 to 4/15/17  123,055  129,979
9%, 1/15/05 to 12/15/16  2,133,301  2,284,185
9 1/2%, 6/15/09 to 1/15/17  9,563,029  10,386,693
10%, 12/15/09 to 10/15/20  2,357,586  2,593,559
10 1/2%, 8/15/15 to 4/15/16  233,729  260,127
11%, 8/15/98 to 1/15/19  1,263,311  1,413,467
11 1/2%, 3/15/10 to 1/15/21  12,187,065  13,915,992
12%,1/15/13 to 6/15/15  1,136,920  1,320,219
12 1/4%, 1/1/14  52,073  60,783
12 1/2%, 6/1/14  66,987  78,416
13%, 1/15/11 to 12/15/14  1,459,210  1,734,190
13 1/4%, 9/15/13 to 10/15/14  306,195  362,843
13 1/2%, 5/15/10 to 12/15/14  714,249  853,636
13 3/4%, 9/1/14  35,731  42,520
14%, 6/15/11 to 12/15/14  152,115  184,821
16%, 9/15/11 to 9/15/13  179,145  224,211
17%, 12/15/11  3,437  4,257
  37,105,410
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $196,021,797)   200,103,817
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
U.S. GOVERNMENT AGENCY - 0.1%
Federal Home Loan Mortgage Corporation sequential pay
Series 1353 Class A, 5 1/2%, 11/15/04  417,419  412,590
Federal National Mortgage Association planned amortization
class Series 1993-28 Class PD, 5 1/4%, 10/25/01  371,545  369,920
  782,510
PRIVATE SPONSOR - 0.0%
DLJ Acceptance Trust planned amortization class, Series 1989
Class 1-F, 11%, 8/1/19  195,610  214,192
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $952,019)   996,702
CASH EQUIVALENTS - 1.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
1/31/97 due 2/3/97  $ 11,546,338 $ 11,541,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $689,446,669)  $ 697,778,390
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $689,468,930. Net unrealized appreciation aggregated $8,309,460, of which $11,760,458 related to appreciated invest- ment securities and $3,450,998 related to depreciated investment securities.
At July 31, 1996, the fund had a capital loss carryforward of approximately $56,361,000 of which $49,727,000 and $6,634,000 will expire on July 31,
2003 and 2004, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 1997 approximately $2,241,000 of losses recognized during the period November 1, 1995 to July 31, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 697,778,390
agreements of $11,541,000) (cost $689,446,669) -
See accompanying schedule

Cash                                                                       730

Receivable for investments sold                                            6,740,017

Interest receivable                                                        11,355,488

 TOTAL ASSETS                                                              715,874,625

LIABILITIES

Payable for investments purchased                           $ 6,497,556

Payable for fund shares redeemed                             2,718,514

Distributions payable                                        651,090

Accrued management fee                                       384,362

Other payables and accrued expenses                          13,054

 TOTAL LIABILITIES                                                         10,264,576

NET ASSETS                                                                $ 705,610,049

Net Assets consist of:

Paid in capital                                                           $ 757,163,285

Undistributed net investment income                                        1,087,285

Accumulated undistributed net realized gain (loss)                         (60,972,242)
on investments

Net unrealized appreciation (depreciation) on                              8,331,721
investments

NET ASSETS, for 72,610,667 shares outstanding                             $ 705,610,049

NET ASSET VALUE, offering price and redemption price per                   $9.72
share ($705,610,049 (divided by) 72,610,667 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 26,791,607
Interest

EXPENSES

Management fee                                             $ 2,313,740

Non-interested trustees' compensation                       3,143

 Total expenses before reductions                           2,316,883

 Expense reductions                                         (5,278)       2,311,605

NET INVESTMENT INCOME                                                     24,480,002

REALIZED AND UNREALIZED GAIN (LOSS)                                       (2,287,319)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   7,803,470
investment securities

NET GAIN (LOSS)                                                           5,516,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 29,996,153
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS         YEAR ENDED
                                                            ENDED              JULY 31,
                                                            JANUARY 31, 1997   1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 24,480,002       $ 55,084,926
Net investment income

 Net realized gain (loss)                                    (2,287,319)        971,606

 Change in net unrealized appreciation (depreciation)        7,803,470          (13,098,063)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             29,996,153         42,958,469
FROM OPERATIONS

Distributions to shareholders from net investment income     (24,439,997)       (51,913,908)

Share transactions                                           81,980,751         141,362,428
Net proceeds from sales of shares

 Reinvestment of distributions                               20,101,744         42,680,423

 Cost of shares redeemed                                     (141,774,582)      (252,416,028)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (39,692,087)       (68,373,177)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (34,135,931)       (77,328,616)

NET ASSETS

 Beginning of period                                         739,745,980        817,074,596

 End of period (including undistributed net investment      $ 705,610,049      $ 739,745,980
income of $1,087,285 and $1,047,280, respectively)

OTHER INFORMATION
Shares

 Sold                                                        8,427,488          14,329,830

 Issued in reinvestment of distributions                     2,065,031          4,348,999

 Redeemed                                                    (14,567,778)       (25,709,360)

 Net increase (decrease)                                     (4,075,259)        (7,030,531)


FINANCIAL HIGHLIGHTS
      SIX MONTHS         YEARS ENDED JULY 31,
      ENDED
      JANUARY 31, 1997

      (UNAUDITED)        1996                   1995   1994 D   1993   1992

SELECTED PER-SHARE DATA


Net asset value,               $ 9.650     $ 9.760     $ 9.610     $ 10.310      $ 10.180      $ 10.060
beginning of period

Income from Investment          .335        .678        .610        .470          .872          .836
Operations
Net investment
 income

 Net realized and               .069        (.150)      .143        (.410)        (.087)        .021
 unrealized
 gain (loss)

 Total from investment          .404        .528        .753        .060          .785          .857
 operations

Less Distributions              (.334)      (.638)      (.603)      (.540)        (.605)        (.677)
From net investment
 income

 From net                       -           -           -           -             (.050)        (.060)
 realized gain

 In excess of net               -           -           -           (.220)        -             -
 realized gain

 Total distributions            (.334)      (.638)      (.603)      (.760)        (.655)        (.737)

Net asset value,               $ 9.720     $ 9.650     $ 9.760     $ 9.610       $ 10.310      $ 10.180
end of period

TOTAL RETURN B, C               4.23%       5.49%       8.16        .57%          7.96%         8.78%
                                                       %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 705,610   $ 739,746   $ 817,075   $ 1,018,117   $ 1,529,181   $ 1,770,018
period (000 omitted)

Ratio of expenses to            .65%        .63%        .65         .65%          .65%          .61%
average net assets             A           E           %                                       E

Ratio of expenses to            .65%        .62%        .65         .65%          .65%          .61%
average net assets             A           F           %
after expense
reductions

Ratio of net investment         6.81%       6.89%       7.18        7.37%         8.05%         8.24%
income to average              A                       %
net assets

Portfolio turnover rate         96%         105%        210         391%          324%          330%
                               A                       %


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


6. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Limited Maturity Government Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $333,911,186 and $358,108,616, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $2,642 for the period.
10. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $5,278 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Curt Hollingsworth, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
GINNIE MAE
FUND
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   13   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  17   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the more likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 6   PAST 1   PAST 5   PAST 10
                                  MONTHS   YEAR     YEARS    YEARS

Fidelity Ginnie Mae Fund          5.12%    4.89%    37.70%   108.73%

Salomon Brothers GNMA Index       5.61%    5.71%    42.69%   133.31%

GNMA Funds Average                5.04%    3.82%    37.26%   108.65%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers GNMA Index - a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA). To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of 51 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Fidelity Ginnie Mae Fund          4.89%    6.61%    7.64%

Salomon Brothers GNMA Index       5.71%    7.37%    8.84%

GNMA Funds Average                3.82%    6.53%    7.62%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970131 19970212 120602 S00000000000001
             Ginnie Mae                  SB GNMA
             00015                       SB019
  1987/01/31      10000.00                    10000.00
  1987/02/28      10081.33                    10099.70
  1987/03/31      10045.80                    10099.31
  1987/04/30       9704.51                     9790.64
  1987/05/31       9651.69                     9757.28
  1987/06/30       9796.23                     9927.91
  1987/07/31       9799.89                     9950.53
  1987/08/31       9737.88                     9893.78
  1987/09/30       9463.40                     9642.24
  1987/10/31       9778.76                     9964.34
  1987/11/30       9856.04                    10108.90
  1987/12/31       9983.15                    10225.09
  1988/01/31      10321.69                    10644.58
  1988/02/29      10421.55                    10771.12
  1988/03/31      10400.46                    10674.87
  1988/04/30      10309.33                    10596.65
  1988/05/31      10272.10                    10586.30
  1988/06/30      10491.89                    10862.38
  1988/07/31      10454.95                    10819.82
  1988/08/31      10469.81                    10830.94
  1988/09/30      10678.62                    11098.97
  1988/10/31      10865.27                    11358.18
  1988/11/30      10755.00                    11192.15
  1988/12/31      10698.37                    11131.56
  1989/01/31      10868.57                    11335.56
  1989/02/28      10812.26                    11248.13
  1989/03/31      10824.99                    11252.35
  1989/04/30      11036.29                    11454.81
  1989/05/31      11317.08                    11844.01
  1989/06/30      11621.17                    12179.53
  1989/07/31      11814.11                    12453.70
  1989/08/31      11702.76                    12273.09
  1989/09/30      11730.49                    12350.55
  1989/10/31      11981.03                    12638.52
  1989/11/30      12096.37                    12784.62
  1989/12/31      12179.81                    12865.91
  1990/01/31      12046.35                    12752.02
  1990/02/28      12116.32                    12800.72
  1990/03/31      12140.07                    12854.02
  1990/04/30      12003.58                    12708.69
  1990/05/31      12386.90                    13119.37
  1990/06/30      12560.98                    13337.55
  1990/07/31      12760.72                    13571.46
  1990/08/31      12728.02                    13436.10
  1990/09/30      12806.92                    13547.30
  1990/10/31      12948.55                    13696.84
  1990/11/30      13239.78                    14034.28
  1990/12/31      13458.73                    14268.57
  1991/01/31      13628.17                    14469.50
  1991/02/28      13683.18                    14555.01
  1991/03/31      13778.53                    14667.74
  1991/04/30      13880.60                    14821.50
  1991/05/31      13985.96                    14938.46
  1991/06/30      14002.84                    14970.67
  1991/07/31      14210.45                    15224.51
  1991/08/31      14463.86                    15500.59
  1991/09/30      14677.13                    15789.72
  1991/10/31      14876.87                    16027.46
  1991/11/30      14956.67                    16131.75
  1991/12/31      15284.69                    16535.53
  1992/01/31      15157.91                    16350.70
  1992/02/29      15319.92                    16501.40
  1992/03/31      15229.73                    16443.50
  1992/04/30      15359.95                    16585.38
  1992/05/31      15614.77                    16876.80
  1992/06/30      15789.55                    17108.02
  1992/07/31      15866.18                    17237.62
  1992/08/31      16041.62                    17476.51
  1992/09/30      16156.95                    17615.71
  1992/10/31      16026.35                    17494.15
  1992/11/30      16108.49                    17589.25
  1992/12/31      16308.70                    17792.09
  1993/01/31      16523.96                    18040.19
  1993/02/28      16670.81                    18198.55
  1993/03/31      16762.08                    18317.42
  1993/04/30      16819.45                    18410.98
  1993/05/31      16915.91                    18513.36
  1993/06/30      17081.68                    18700.87
  1993/07/31      17171.41                    18776.41
  1993/08/31      17214.12                    18813.22
  1993/09/30      17215.10                    18825.88
  1993/10/31      17273.95                    18868.44
  1993/11/30      17174.23                    18841.60
  1993/12/31      17305.54                    18984.62
  1994/01/31      17500.29                    19148.36
  1994/02/28      17335.55                    19056.71
  1994/03/31      16900.22                    18573.95
  1994/04/30      16765.06                    18463.13
  1994/05/31      16780.01                    18524.10
  1994/06/30      16723.28                    18486.52
  1994/07/31      17062.70                    18828.18
  1994/08/31      17105.20                    18847.73
  1994/09/30      16867.17                    18622.65
  1994/10/31      16845.52                    18602.71
  1994/11/30      16791.23                    18537.14
  1994/12/31      16960.07                    18733.85
  1995/01/31      17318.05                    19133.40
  1995/02/28      17763.48                    19643.77
  1995/03/31      17851.38                    19724.30
  1995/04/30      18093.29                    19997.32
  1995/05/31      18649.43                    20618.89
  1995/06/30      18757.34                    20752.71
  1995/07/31      18812.55                    20807.93
  1995/08/31      18988.09                    20993.90
  1995/09/30      19175.63                    21195.21
  1995/10/31      19331.44                    21375.82
  1995/11/30      19544.72                    21627.36
  1995/12/31      19776.24                    21902.30
  1996/01/31      19899.73                    22069.48
  1996/02/29      19750.18                    21916.48
  1996/03/31      19708.90                    21867.02
  1996/04/30      19645.93                    21766.56
  1996/05/31      19565.44                    21730.51
  1996/06/30      19784.32                    22002.76
  1996/07/31      19856.32                    22091.34
  1996/08/31      19869.67                    22101.69
  1996/09/30      20167.93                    22462.90
  1996/10/31      20565.49                    22911.15
  1996/11/30      20851.63                    23234.79
  1996/12/31      20736.93                    23125.12
  1997/01/31      20872.73                    23331.03
IMATRL PRASUN   SHR__CHT 19970131 19970212 120605 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Ginnie Mae Fund on January 31, 1987. As the chart shows, by January 31, 1997, the value of the investment would have grown to $20,873 - a 108.73% increase on the initial investment. For comparison, look at how the Salomon Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested the same $10,000 investment would have grown to $23,331 - a 133.31% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED    YEARS ENDED JULY 31,
                       JANUARY 31,

                              1997    1996     1995     1994     1993     1992

Dividend return               3.41%   6.58%    7.35%    5.24%    6.42%   7.80%

Capital appreciation return   1.71%   -1.03%    2.91%   -5.87%   1.81%    3.85%

Total return                  5.12%   5.55%    10.26%   -0.63%   8.23%   11.65%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JANUARY 31, 1997    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               6.01(cents)   35.28(cents)   69.66(cents)

Annualized dividend rate          6.63%         6.57%          6.55%

30-day annualized yield           6.80%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.67 over the past month, $10.66 over the past six months and $10.64 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGERS' OVERVIEW


NOTE TO SHAREHOLDERS:
Curt Hollingsworth (right photo) became Portfolio Manager of Fidelity Ginnie Mae Fund on February 3, 1997, after the period ended. The following is an interview with Kevin Grant, who managed the fund during the period covered by this report, as well as comments from Curt Hollingsworth on his outlook.
Q. HOW DID THE FUND PERFORM, KEVIN?
K.G. For the six-month period ending January 31, 1997, the fund had a total return of 5.12%, while the GNMA funds average, as tracked by Lipper Analytical Services, returned 5.04%. Additionally, the Salomon Brothers GNMA Index, returned 5.61% over the same time frame. For the 12-month period ending January 31, 1997, the fund had a total return of 4.89%, while the GNMA funds average returned 3.82% and the index returned 5.71%.
Q. WHAT WAS THE ENVIRONMENT LIKE DURING THE PAST SIX MONTHS?
K.G. The period got off to a good start, characterized by slow, but steady economic growth, low inflation and stable interest rates. The Federal Reserve Board had neither raised nor lowered interest rates in the months preceding the period. Interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data, and comments by Fed Chairman Alan Greenspan that the markets might be overvalued. As the period ended, the markets remained in a trading range absent convincing evidence about the future direction of the economy, inflation and interest rates. During the period, mortgage-backed securities performed favorably relative to other investment-grade securities, in part due to diminished refinancing activity.
Q. WHAT IS MEANT BY TOTAL RETURN?
K.G. Total return is simply the "total" amount of return to the fund's shareholders, and reflects a sum of income and changes in share price. Interest income is the main source of return for a bond fund over the long term. However, over the shorter term, changes in a bond fund's share price can play a significant role. Fortunately, total return is easy to explain using a "dollars in, dollars out" example. If someone invested $100 in this fund six months ago and reinvested the dividends and capital gains, the investment would have been worth $105.12 as of January 31, 1997. That is what is meant by a total return of 5.12%.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
K.G. Over the past six months, yield spreads - which measure the difference in yields between bonds with various credit ratings - became quite tight, or small, and Ginnie Mae securities were priced extremely efficiently. That meant there weren't as many opportunities to add high-yielding securities at attractive prices during the past six months as there had been previously. As a result, my strategy was much the same as it was six months ago. I kept the fund's duration - or interest rate sensitivity - neutral. That is, I didn't structure the fund in anticipation of interest rate moves. Instead, I sought to match the interest rate risk profile of the Ginnie Mae market by keeping the fund's duration in line with that of the Salomon Brothers GNMA Index.
Q. WHICH GNMA SECURITIES WERE ATTRACTIVE?
K.G. Throughout the most recent six-month period, I continued to have an overweighting relative to the index in 15-year Ginnie Maes selling at deep discounts. These securities have very little prepayment risk and about the same price risk as 30-year current-coupon mortgage-backed securities that have higher prepayment risk. Although I might have been sacrificing some yield by choosing the 15-year over the 30-year mortgages, I found the 30-year issues to be overvalued. When the interest rate environment changes, 15-year discounts should be poised for better price performance than 30-year mortgages.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
K.G. I can't think of any individual holdings that were particularly disappointing and detracted from the fund's performance. However, increasingly tight yield spreads made it difficult to find attractive additions for the fund.
Q. TURNING TO YOU CURT, WHAT WILL YOUR STRATEGY BE GOING FORWARD?
C.H. I will manage the fund using the same investment discipline that Kevin used, a strategy called Targeted Active Management. It de-emphasizes trying to predict where interest rates will be in the future and, instead focuses on adding value through security selection.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income by investing mainly in
mortgage securities issued by
the Government National
Mortgage Association (Ginnie
Mae)
FUND NUMBER: 015
TRADING SYMBOL: FGMNX
START DATE: November 8,
1985
SIZE: as of January 31,
1997, more than $795 million
MANAGER: Curt
Hollingsworth, since
February, 1997; manager,
Spartan Short-Intermediate
Government Fund, since
1992; Fidelity
Short-Intermediate
Government Fund, since
1991; Spartan Limited
Maturity Government Fund,
since 1988; joined Fidelity in
1983
(checkmark)
CURT HOLLINGSWORTH ON HIS
INVESTMENT STRATEGY:
"It is impossible to predict the
direction of interest rates
with any great consistency
over a long period of time.
That's why I don't try to `time
the market' by structuring the
portfolio based on someone's
view about the future direction
of interest rates. Rather, I
think the best way to perform
well is to focus on those
securities that I find to be
cheap relative to other
mortgages, and to sell those
that I think have exceeded
their fair value when the
market rewards me for doing
so. In addition, I will look for
opportunities that may pop up
due to price inefficiencies
within the mortgage sector.
For example, there are times
when Fannie Mae securities
have become very cheap
relative to Ginnie Maes, and
vice versa. A part of my focus
will be to exploit these
anomalies for the benefit of
the fund."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF JANUARY 31, 1997
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS    6 MONTHS AGO

 5 -  5.99%     0.0            0.1

 6 -  6.99%     12.0           27.1

 7 -  7.99%     37.4           29.0

 8 -  8.99%     28.6           24.7

 9 -  9.99%     11.7           11.4

10 - 10.99%     3.8            3.2

11% and over    1.9            2.3

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
CASH EQUIVALENTS.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    6.8    7.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1997
               6 MONTHS AGO

Years    4.1    4.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 AS OF JULY 31, 1996
Row: 1, Col: 1, Value: 4.6
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 45.4
Row: 1, Col: 4, Value: 50.0
Row: 1, Col: 1, Value: 2.2
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 50.8
Row: 1, Col: 4, Value: 46.0
Mortgage-backed
securities * 95.4%
Collateralized
mortgage
obligations
(CMOs) 0.0%
Short-term
investments 4.6%
GNMA SECURITIES 84.4%
Mortgage-backed
securities ** 96.9%
Collateralized
mortgage
obligations
(CMOs) 0.9%
Short-term
investments 2.2%
GNMA SECURITIES 81.9%
*
**
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 95.4%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.7%
5 1/2%, 7/01/02 $ 3,491 $ 3,336
6 1/2%, 7/1/23 to 6/1/24  18,047,444  17,306,137
8 1/2%, 2/01/04 to 5/01/17  1,290,368  1,343,452
9%, 1/01/17 to 4/01/21  4,630,795  4,886,424
10%, 10/01/04 to 12/01/19  8,450,566  9,230,954
10 1/4%, 2/01/09 to 11/01/16  4,342,912  4,725,151
10 1/2%, 5/01/10 to 12/01/20  6,768,832  7,452,318
11 1/4%, 2/01/10  399,527  440,348
11 1/2%, 2/01/12 to 11/01/17  15,141  17,007
11 3/4%, 11/01/11  192,233  214,046
12%, 6/01/15 to 11/01/15  440,702  505,842
12 1/2%, 11/01/12 to 9/01/13  944,623  1,089,860
  47,214,875
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.3%
6 1/2%, 1/01/24 to 2/01/26  42,199,927  40,309,938
8 1/2%, 6/01/08 to 4/01/16  1,347,032  1,408,093
9%, 10/01/11  317,436  333,419
10 1/4%, 12/01/15 to 10/01/18  846,445  926,767
11 1/2%, 6/01/13 to 9/01/15  583,841  660,523
12 1/2%, 10/01/15  314,276  366,587
14%, 11/01/12  23,211  27,398
  44,032,725
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 84.4%
6%, 7/01/08 to 4/01/26  18,389,757  18,011,271
6%, 2/01/12 (a)  17,000,000  16,389,417
6 1/2%, 9/01/23 to 4/01/26  8,040,296  7,685,448
7%, 10/01/07 to 2/01/27   149,526,920  147,178,853
7%, 2/01/27 (a)  8,000,000  7,825,500
7 1/2%, 5/01/17 to 2/01/27  154,579,352  155,292,348
8%, 7/01/01 to 10/01/26  163,274,409  167,529,906
8 1/2%, 2/01/05 to 5/01/26  63,342,324  66,859,677
9%, 1/01/05 to 11/01/26  48,531,187  51,418,028
9 1/2%, 4/01/01 to 7/01/22  37,610,395  40,825,374
10%, 5/01/01 to 12/01/18  304,843  328,068
10 1/2%, 2/01/98 to 7/01/19  7,811,317  8,675,259
11%, 6/01/10 to 12/01/15  844,093  950,515
11 1/2%, 3/01/10 to 9/01/18  6,836,269  7,795,690
12%, 5/01/99 to 11/01/15  1,442,672  1,654,600
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
13%, 1/01/11 to 5/15/15 $ 1,065,738 $ 1,265,997
13 1/2%, 5/01/10 to 1/01/15  450,511  536,519
  700,222,470
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $772,240,962) $  791,470,070
CASH EQUIVALENTS - 4.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
1/31/97 due 2/3/97 $ 37,953,545  37,936,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $810,176,962)  $ 829,406,070
LEGEND
5. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $822,272,623. Net unrealized appreciation aggregated $7,133,447, of which $13,143,416 related to appreciated investment securities and $6,009,969 related to depreciated investment securities.
At July 31, 1996, the fund had a capital loss carryforward of approximately $28,357,000 of which $23,602,000 and $4,755,000 will expire on July 31,
2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                    $ 829,406,070
agreements of $37,936,000) (cost $810,176,962) -
See accompanying schedule

Cash                                                                         934

Receivable for investments sold                                              174,594,161

Interest receivable                                                          5,048,941

 TOTAL ASSETS                                                                1,009,050,106

LIABILITIES

Payable for investments purchased                           $ 185,691,640
Regular delivery

 Delayed delivery                                            24,214,917

Payable for fund shares redeemed                             1,847,747

Distributions payable                                        894,895

Accrued management fee                                       291,571

Other payables and accrued expenses                          261,791

 TOTAL LIABILITIES                                                           213,202,561

NET ASSETS                                                                  $ 795,847,545

Net Assets consist of:

Paid in capital                                                             $ 816,871,016

Undistributed net investment income                                          70,684

Accumulated undistributed net realized gain (loss)                           (40,323,263)
on investments

Net unrealized appreciation (depreciation) on                                19,229,108
investments

NET ASSETS, for 74,321,810 shares outstanding                               $ 795,847,545

NET ASSET VALUE, offering price and redemption price per                     $10.71
share ($795,847,545 (divided by) 74,321,810 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 29,807,003
Interest

EXPENSES

Management fee                                             $ 1,754,335

Transfer agent fees                                         991,063

Accounting fees and expenses                                136,264

Non-interested trustees' compensation                       16,124

Custodian fees and expenses                                 98,619

Registration fees                                           24,207

Audit                                                       33,581

Legal                                                       7,445

Miscellaneous                                               4,352

 Total expenses before reductions                           3,065,990

 Expense reductions                                         (20,671)      3,045,319

NET INVESTMENT INCOME                                                     26,761,684

REALIZED AND UNREALIZED GAIN (LOSS)                                       2,081,829
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                   10,577,609
investment securities

NET GAIN (LOSS)                                                           12,659,438

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 39,421,122
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS       YEAR ENDED
                                                            ENDED JANUARY    JULY 31,
                                                            31, 1997         1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 26,761,684     $ 52,905,813
Net investment income

 Net realized gain (loss)                                    2,081,829        5,534,152

 Change in net unrealized appreciation (depreciation)        10,577,609       (15,528,733)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             39,421,122       42,911,232
FROM OPERATIONS

Distributions to shareholders from net investment income     (26,477,181)     (51,089,342)

Share transactions                                           77,624,444       204,264,563
Net proceeds from sales of shares

 Reinvestment of distributions                               22,390,586       43,439,959

 Cost of shares redeemed                                     (107,045,918)    (217,015,199)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (7,030,888)      30,689,323
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    5,913,053        22,511,213

NET ASSETS

 Beginning of period                                         789,934,492      767,423,279

 End of period (including under (over) distribution         $ 795,847,545    $ 789,934,492
of net investment income of $70,684 and
$(213,819), respectively)

OTHER INFORMATION
Shares

 Sold                                                        7,274,404        19,100,352

 Issued in reinvestment of distributions                     2,098,328        4,060,954

 Redeemed                                                    (10,041,464)     (20,311,579)

 Net increase (decrease)                                     (668,732)        2,849,727


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31, 1997

      (UNAUDITED)      1996                   1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 10.530    $ 10.640    $ 10.360    $ 11.260    $ 11.060    $ 10.650
beginning of period

Income from Investment          .357        .688        .721        .582        .800        .833
Operations
Net investment
income

 Net realized and               .176        (.107)      .292        (.650)      .083        .373
 unrealized gain
(loss)

 Total from investment          .533        .581        1.013       (.068)      .883        1.206
 operations

Less Distributions

 From net investment            (.353)      (.691)      (.713)      (.582)      (.683)      (.796)
 income

 From net                       -           -           -           (.190)      -           -
 realized gain

 In excess of net               -           -           (.020)      (.060)      -           -
 realized gain

 Total distributions            (.353)      (.691)      (.733)      (.832)      (.683)      (.796)

Net asset value,               $ 10.710    $ 10.530    $ 10.640    $ 10.360    $ 11.260    $ 11.060
end of period

TOTAL RETURN B, C               5.12%       5.55%       10.26       (.63)       8.23        11.65
                                                       %           %           %           %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 795,848   $ 789,934   $ 767,423   $ 768,765   $ 975,565   $ 914,187
period (000 omitted)

Ratio of expenses to            .77% A      .76%        .75         .82%        .80         .80
average net assets                                     %                       %           %

Ratio of expenses to            .76% A      .75%        .75         .82%        .80         .80
average net assets             , E         E           %                       %           %
after expense
reductions

Ratio of net investment         6.71% A     6.69%       7.24        7.03%       7.26        7.73
income to average                                      %                       %           %
net assets

Portfolio turnover rate         89% A       107%        210         303%        259         114
                                                       %                       %           %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D EFFECTIVE, AUGUST 1, 1993 THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


11. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Ginnie Mae Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
12. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
13. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $368,934,041 and $357,181,468, respectively.
14. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700%
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets. DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the Plan during the period.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .25% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
15. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $11,879 and $8,792, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 U.K. Inc., London, England
Fidelity Management & Research
 Far East Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Kevin Grant, Vice President
Fred L. Henning Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity
 Government
Spartan Short-Intermediate
Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE